Revenue from contracts with customers - Summary of revenue from contracts with customers, by product (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 296,255	$ 238,225	$ 181,573
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	65,276	49,670	32,284
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	195,466	159,821	126,465
Natural gas, LNG and NGLs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	21,745	16,196	11,337
Non-oil products and other revenues from contracts with customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from contracts with customers	$ 13,768	$ 12,538	$ 11,487